LARGECAP FUND SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%		$172,007,780
(COST $109,902,846)

Communication Services - 10.7%		18,413,154
Interactive Media & Services - 7.4%
Alphabet, Inc. Class A (a)	2,915	8,435,864
Facebook, Inc.Class A (a)	11,325	4,296,479
Media - 3.3%
Discovery, Inc. Class A (a)	88,550	2,553,782
ViacomCBS, Inc. Class B	75,441	3,127,029

Consumer Discretionary - 7.8%		13,442,940
Distributors - 1.8%
LKQ Corp. (a)	58,700	3,092,903
Hotels, Restaurants & Leisure - 2.4%
Las Vegas Sands Corp. (a)	64,150	2,861,731
Starbucks Corp.	10,825	1,271,829
Household Durables - 0.9%
TopBuild Corp. (a)	6,825	1,493,242
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	28,995	2,225,076
Multiline Retail - 0.9%
Target Corp.	6,410	1,583,142
Specialty Retail - 0.5%
Bed Bath & Beyond, Inc. (a)	33,225	915,017

Consumer Staples - 6.9%		11,799,121
Beverages - 0.4%
MGP Ingredients, Inc.	11,400	744,420
Food & Staples Retailing - 3.2%
Performance Food Group Co. (a)	36,800	1,848,096
Walgreens Boots Alliance, Inc.	71,850	3,646,387
Food Products - 1.7%
Kraft Heinz Co/The	78,225	2,815,318
Household Products - 1.6%
Kimberly-Clark Corp.	19,918	2,744,900

Energy - 2.9%		4,987,185
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	30,244	848,042
Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	10,820	1,047,051
EOG Resources, Inc.	9,475	639,752
Exxon Mobil Corp.	29,470	1,606,704
Pioneer Natural Res Co.	5,650	845,636

Financials - 19.1%		32,956,938
Banks - 11.3%
Bank of America Corp.	111,825	4,668,694
Citigroup, Inc.	57,140	4,108,937
Citizens Financial Group, Inc.	26,625	1,165,909
JPMorgan Chase & Co.	24,520	3,921,974
The PNC Financial Services Group, Inc.	7,695	1,470,515
Truist Financial Corp.	15,432	880,550
Wells Fargo & Co.	45,275	2,069,068
Zions Bancorporation	19,550	1,131,945
Capital Markets - 6.1%
Charles Schwab Corp/The	37,300	2,717,305
Northern Trust Corp.	20,985	2,487,142
State Street Corp.	37,400	3,474,834
The Goldman Sachs Group, Inc.	4,500	1,860,795
Consumer Finance - 0.7%
Discover Financial Services	9,120	1,169,366
Insurance - 1.0%
Fidelity National Financial, Inc.	37,475	1,829,904

Health Care - 19.9%		34,334,632
Biotechnology - 4.3%
AbbVie, Inc.	22,225	2,684,336
Amgen, Inc.	7,325	1,652,007
Exact Sciences Corp. (a)	22,150	2,312,017
MiMedx Group Inc. (a)	54,600	805,896
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	11,675	1,475,370
Health Care Providers & Services - 7.8%
Cigna Corp.	8,975	1,899,559
CVS Health Corp.	36,975	3,194,270
HCA Healthcare, Inc.	6,775	1,713,940
McKesson Corp.	16,385	3,344,833
UnitedHealth Group, Inc.	8,000	3,330,160
Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co.	50,725	3,391,474
Johnson & Johnson	10,425	1,804,880
Merck & Co., Inc.	22,525	1,718,432
Organon & Co.	2,152	72,931
Pfizer, Inc.	87,050	4,010,394
Viatris, Inc.	63,167	924,133

Industrials - 6.3%		10,847,660
Aerospace & Defense - 0.9%
General Dynamics Corp.	8,175	1,637,534
Air Freight & Logistics - 1.2%
FedEx Corp.	7,650	2,032,529
Industrial Conglomerates - 3.2%
3M Co.	5,400	1,051,596
General Electric Co.	42,250	4,453,572
Machinery - 1.0%
Wabtec Corp.	18,626	1,672,429

Information Technology - 23.1%		39,849,007
Communications Equipment - 3.1%
Cisco Systems, Inc.	60,110	3,547,692
Lumentum Holdings, Inc. (a)	10,125	877,230
Viavi Solutions, Inc. (a)	58,735	956,793
Electronic Equipment, Instruments & Components - 3.0%
Corning, Inc.	46,850	1,873,532
II-VI, Inc. (a)	36,150	2,276,727
Keysight Technologies, Inc. (a)	5,950	1,067,311
IT Services - 4.6%
Alliance Data Systems Corp.	31,300	3,070,843
Fiserv, Inc. (a)	23,349	2,750,279
PayPal Holdings, Inc. (a)	4,535	1,309,073
Visa, Inc. Class A	3,250	744,575
Semiconductors & Semiconductor - 4.8%
Infineon Technologies A.G. ADR	58,775	2,503,227
NXP Semiconductors NV	8,700	1,871,631
Qualcomm, Inc.	27,080	3,972,365
Software - 5.3%
Microsoft Corp.	20,476	6,181,294
Oracle Corp.	32,575	2,903,410
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	25,970	3,943,025

Materials - 1.3%		2,301,668
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	63,250	2,301,668

Real Estate - 1.8%		3,075,475
Equity Real Estate Investment - 1.0%
Simon Property Group, Inc.	13,000	1,747,850
Real Estate Management & Development - 0.8%
Colliers International Group, Inc.	9,500	1,327,625

SHORT-TERM INVESTMENTS - 0.1%		100,000
(COST $100,000)

Money Market Funds - 0.1%^		100,000
First American Government Obligations Fund Class X, 0.028% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.9% (COST $110,002,846)		172,107,780

NET OTHER ASSETS AND LIABILITIES - 0.1%		200,164

NET ASSETS - 100.0%		$172,307,944

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2021.
^	Rounds to 0.0%.

Abbreviations	Abbreviations
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”)
and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2021:
		Level 1	Level 2	Level 3	Total
	Common Stocks
	Communication Services	$ 18,413,154	$ -	$ -	$ 18,413,154
	Consumer Discretionary	13,442,940	-	-	13,442,940
	Consumer Staples	11,799,121	-	-	11,799,121
	Energy	4,987,185	-	-	4,987,185
	Financials	32,956,938	-	-	32,956,938
	Health Care	34,334,632	-	-	34,334,632
	Industrials	10,847,660	-	-	10,847,660
	Information Technology	39,849,007	-	-	39,849,007
	Materials	2,301,668	-	-	2,301,668
	Real Estate	3,075,475	-	-	3,075,475
	Total Common Stocks	172,007,780	-	-	172,007,780
	Short-term Investments
	Money Market Funds	100,000	-	-	100,000
	Total Short-Term Investments	100,000	-	-	100,000
	Total investments	$ 172,107,780	$ -	$ -	$ 172,107,780

The Fund did not invest in any level-3 investments as of and during the Nine-month period ended August 31, 2021

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2021

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.